10. Non-Interest expense detail (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administration expense
	2015	2014
Selling, general and administrative expenses
Legal and Accounting	$62	$64
Salaries and related expenses	42	17
Board related expenses	19	19
Advertising	7	–
Rent and Utilities	5	5
Printing	5	3
Other	10	7
Total SG&A	$150	$115

	For the Years Ended December 31,
	2014	2013
Selling, general and administrative expenses
Legal and Accounting	$153	$150
Salaries and related expenses	91	81
Website / Management Information Systems (“MIS”)	3	12
Board related expenses	74	76
Advertising	10	50
Rent and Utilities	17	16
Printing	12	14
Other	30	16
Total SG&A	$390	$415